Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	8,050,000
Proposed Maximum Offering Price per Unit	45.07
Maximum Aggregate Offering Price	$ 362,813,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,104.54
Offering Note	Includes offering price of additional shares of Class A Common Shares that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the $47.30 (high) and $42.83 (low) sale price of the registrant's shares of Class A Common Stock as reported on The Nasdaq Global Select Market on December 3, 2025, which date is within five business days prior to filing this Registration Statement.